Financial assets (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Financial Assets

	As at 31 March 2021	As at 31 March 2020
Non current

Financial assets at FVTPL
Investment in unquoted compulsorily convertible debentures of entities under joint control
Nil (31 March 2020: 1,040,625) 10.7% unsecured compulsorily convertible debentures of INR 100 each fully paid of Abha Solarfarms Limited	—	104
Nil (31 March 2020: 2,081,250) 10.7% unsecured compulsorily convertible debentures of INR 100 each fully paid of Heramba Renewables Limited	—	208
Nil (31 March 2020: 1,040,625) 10.7% unsecured compulsorily convertible debentures of INR 100 each fully paid of Aalok Solarfarms Limited	—	104
Nil (31 March 2020: 2,081,070) 10.7% unsecured compulsorily convertible debentures of INR 100 each fully paid of Shreyas Solarfarms Limited	—	208

Total	—	624

These entities have been acquired during the current year. Refer note 54 for details on business combinatio
n

	As at 31 March 2021	As at 31 March 2020
Financial assets at amortised cost
Loans
Security deposits	140	126

Total	140	126

Others
Bank deposits with remaining maturity for more than twelve months (refer note 16)	2,999	142

Total	2,999	142

	As at 31 March 2021	As at 31 March 2020
Current
Financial assets at amortised cost
Loans
Security deposits	45	5
Loans to related parties (refer note 44)	11	5

Total	56	10

	As at 31 March 2021	As at 31 March 2020
Others
Recoverable from related parties (refer note 44)	—	15
Deferred consideration receivable (refer note 39)	1,936	—
Advances recoverable	154	233
Government grant receivable
- viability gap funding	302	387
- generation based incentive receivable	859	1,362
Interest accrued on fixed deposits	394	607
Others	52	114

Total	3,697	2,718